Equity (Tables)	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Schedule of other comprehensive income components	Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2022	31-12-2021
Other comprehensive income accumulated	(32,526)	(32,719)
Items not reclassified to profit or loss	(3,809)	(4,241)
Actuarial gains or losses on defined benefit pension plans	(3,284)	(3,986)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(9)	(8)
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(512)	(157)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	312	275
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(312)	(275)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(4)	(90)
Items that may be reclassified to profit or loss	(28,717)	(28,478)
Hedge of net investments in foreign operations (effective portion)	(5,976)	(4,283)
Exchange differences	(19,524)	(23,887)
Hedging derivatives (effective portion)	(2,054)	(276)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(834)	436
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(329)	(468)

Schedule of changes in fair value of equity instruments that will not be reclassified
Below is a breakdown of the composition of the balance as of 30 June 2022 and 31 December 2021 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2022				31-12-2021
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	25	(916)	(891)	504	25	(663)	(638)	759
International
Rest of Europe	82	(59)	23	220	39	(58)	(19)	170
United States	17	(5)	12	36	13	(4)	9	31
Latin America and rest	346	(2)	344	1,371	496	(5)	491	1,493
	470	(982)	(512)	2,131	573	(730)	(157)	2,453
Of which:
Listed	346	(46)	300	1,391	500	(44)	456	1,521
Unlisted	124	(936)	(812)	740	73	(686)	(613)	932

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
Below is a breakdown of the composition of the balance as of 30 June 2022 and 31 December 2021 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2022				31-12-2021
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Government and central banks debt instruments
Spain	99	—	99	8,927	271	—	271	12,917
Rest of Europe	345	(220)	125	16,671	544	(118)	426	20,397
Latin America and rest of the world	157	(844)	(687)	45,506	334	(438)	(104)	49,847
Private-sector debt instruments	28	(399)	(371)	18,763	80	(237)	(157)	22,424
	629	(1,463)	(834)	89,867	1,229	(793)	436	105,585